INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Before Taxes

The Group's consolidated loss before income tax expenses/(benefit) consisted of:

	For the year ended December 31,
	2012	2013	2014

Cayman Islands	8,452,012	(8,121,177)	(46,901,027)
PRC	(22,954,541)	(104,847,452)	(211,202,124)
Total	(14,502,529)	(112,968,629)	(258,103,151)

Schedule of Income Tax Expense (Benefit)

Income tax expense/(benefit) attributable to loss from operations consisted of:

	For the year ended December 31,
	2012	2013	2014
Current	17,461,835	30,828,412	(3,810,926)
Deferred	(33,478,109)	28,651,891	16,905,027
Total	(16,016,274)	59,480,303	13,094,101

Schedule of Components of Deferred Income Tax Expense (Benefit)

The significant components of deferred income tax expense/(benefit) attributable to losses from operations for the years ended December 31, 2012, 2013 and 2014 were as follows:

	For the year ended December 31,
	2012	2013	2014
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(33,558,246)	(62,942,286)	(8,662,935)
Increase in the valuation allowance for deferred tax assets	80,137	91,594,177	25,567,962
Deferred income tax expense/(benefit)	(33,478,109)	28,651,891	16,905,027

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense/(benefit) differed from the amounts computed by applying the PRC corporate income tax rate of 25% for 2012, 2013 and 2014 to the Group's pretax losses from operations as a result of the following:

	For the year ended December 31,
	2012	2013	2014
Computed expected tax expense/(benefit) at PRC statutory rates	(3,625,632)	(28,242,157)	(64,525,788)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	80,137	91,594,177	25,567,962
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(10,361,288)	(20,260,561)	30,995,134
Expired net operating loss carry forwards	49,255	30,020	41,491
Effect of differing tax rates in jurisdictions inside the PRC	1,274,237	10,949,401	11,853,475
Effect of differing tax rates in jurisdictions outside PRC	(2,067,506)	2,187,827	12,313,754
Prior year tax return true up	(1,810,759)	(624,609)	(4,482,916)
Non deductible entertainment expenses	170,020	249,362	371,541
Non deductible allowance for doubtful accounts	294,435	685,320	1,375,008
Non deductible share-based compensation cost	-	709,413	159,566
PRC tax payment after examination	-	1,863,825	-
Others	(19,173)	338,285	(575,126)
Income tax expense/(benefit)	(16,016,274)	59,480,303	13,094,101

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2013	2014
Deferred tax assets, current:
eCoupon program virtual cash liability	26,151,217	35,522,328
Accrued expenses	12,213,168	7,076,715
Total gross deferred tax assets, current	38,364,385	42,599,043
Less: valuation allowance	(31,760,316)	(42,294,669)
Net deferred tax assets, current	6,604,069	304,374

Deferred tax assets, non-current

	December 31,
	2013	2014
Deferred tax assets, non-current:
Operating loss carryforwards	2,655,432	19,664,857
Property and equipment	312,948	(124,775)
Impairment of long-term investments	-	6,083,848
Advertising and promotional fees	68,609,102	48,948,486
Total gross deferred tax assets, non-current	71,577,482	74,572,416
Less: valuation allowance	(60,437,216)	(74,056,796)
Net deferred tax assets, non-current	11,140,266	515,620

Deferred tax liabilities, non-current:
Acquired intangible assets in business combination	1,976,463	21,148,963
Software capitalization	57,236	37,919
Total deferred tax liabilities, non-current	2,033,699	21,186,882